Condensed Consolidated Balance Sheets	Mar. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 7,091,548
Contracts and grants receivable	117,029
Research and development incentives receivable, current	25,253
Deferred issuance cost	132,681
Prepaid expenses and other current assets	451,876
Total current assets	7,818,387
Security deposit	22,777
Office furniture and equipment, net	10,339
Right-of-use lease assets	200,569
Research and development incentives receivable, net of current portion	6,313
Total assets	8,058,385
Current liabilities:
Accounts payable	1,436,728
Accrued expenses	2,602,665
Accrued compensation	50,216
Lease liabilities, current	125,143
Convertible debt	2,996,136
Total current liabilities	7,210,888
Non-current liabilities:
Lease liabilities, net of current portion	79,125
Total liabilities	7,290,013
Commitments and contingencies (Note 6)
Shareholders' equity:
Preferred stock, 350,000 shares authorized; none issued or outstanding at March 31, 2024 and December 31, 2023, respectively
Common stock, $.001 par value; 75,000,000 shares authorized; 657,900 and 648,761 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	658	[1]
Additional paid-in capital	228,363,074	[1]
Accumulated other comprehensive income	24,143
Accumulated deficit	(227,619,503)
Total shareholders' equity	768,372
Total liabilities and shareholders' equity	$ 8,058,385

[1]	Adjusted to reflect the reverse stock split of one-for-sixteen effective June 5, 2024